`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     January 21, 2010

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	65

Form 13F Information Table Value Total:	211,174

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp New                  COM              00206R102      589    21016 SH       Sole                                      21016
Abbott Laboratories            COM              002824100     3690    68346 SH       Sole                                      68346
Advantage Oil & Gas LTD Com NP COM              00765F101      228    35045 SH       Sole                                      35045
Altria Group Inc               COM              02209S103      350    17833 SH       Sole                                      17833
Apple Computers                COM              037833100      274     1298 SH       Sole                                       1298
BB&T Corp Com                  COM              054937107      247     9748 SH       Sole                                       9748
Bank Of America Corp New       COM              060505104      231    15317 SH       Sole                                      15317
Berkshire Hathaway Inc Del Cl  COM              084670108     1389       14 SH       Sole                                         14
Berkshire Hathaway Inc Del Cl  COM              084670207    13824     4207 SH       Sole                                       4207
Boston Scientific Corp         COM              101137107       97    10725 SH       Sole                                      10725
Bristol Myers Squibb           COM              110122108      778    30809 SH       Sole                                      30809
Campbell Str Alloc Lp Unit L P COM              134441104      221       92 SH       Sole                                         92
Cel-Sci Corp Com New           COM              150837409       11    12300 SH       Sole                                      12300
ChevronTexaco Corp Com         COM              166764100    10131   131588 SH       Sole                                     131588
Cit Group Inc. New             COM              125581801      635    23013 SH       Sole                                      23013
Citigroup Inc.                 COM              172967101       35    10466 SH       Sole                                      10466
Coca-Cola                      COM              191216100     5745   100790 SH       Sole                                     100790
Colgate Palmolive              COM              194162103     6267    76289 SH       Sole                                      76289
ConocoPhillips Com             COM              20825C104     5213   102076 SH       Sole                                     102076
Dell Computer                  COM              24702R101     1099    76528 SH       Sole                                      76528
Diageo P L C Spnsrd Adr New    COM              25243Q205     5007    72141 SH       Sole                                      72141
Duke Energy Corp               COM              26441c105      470    27337 SH       Sole                                      27337
Eli Lilly & Co.                COM              532457108      389    10906 SH       Sole                                      10906
Enterprise Gp Hldgs Lp Unit Lp COM              293716106      414    10625 SH       Sole                                      10625
Exelon Corp Com                COM              30161N101     1839    37636 SH       Sole                                      37636
Exxon Mobil Corp Com           COM              30231G102    15873   232772 SH       Sole                                     232772
General Electric Co            COM              369604103      245    16182 SH       Sole                                      16182
Google Inc Cl A                COM              38259P508      223      360 SH       Sole                                        360
Home Depot                     COM              437076102     3360   116141 SH       Sole                                     116141
Hugoton Rty Tr Tex Unit Ben In COM              444717102      167    10355 SH       Sole                                      10355
International Pwr Grou Com     COM              46018A100        0    11525 SH       Sole                                      11525
Johnson & Johnson              COM              478160104    11843   183867 SH       Sole                                     183867
Kinder Morgan Mgmt Llc Shs     COM              49455U100     7346   134444 SH       Sole                                     134444
Kraft Foods Inc Cl A           COM              50075N104      207     7634 SH       Sole                                       7634
Lowes Cos Inc Com              COM              548661107     1496    63969 SH       Sole                                      63969
Mcdonalds                      COM              580135101     4372    70018 SH       Sole                                      70018
Mcgraw Hill Inc Com            COM              580645109      252     7510 SH       Sole                                       7510
Microsoft                      COM              594918104     5094   167126 SH       Sole                                     167126
Nasdaq 100 Tr Unit Ser 1       COM              73935A104    11267   246267 SH       Sole                                     246267
Netlist Corp Com               COM              64114J107        0    25000 SH       Sole                                      25000
North European Oil Royalty Tru COM              659310106      239     7775 SH       Sole                                       7775
Oracle Corp Com                COM              68389X105     4678   190691 SH       Sole                                     190691
Penn West Energy Tr Tr Unit    COM              707885109      181    10300 SH       Sole                                      10300
Pepsico                        COM              713448108     4417    72642 SH       Sole                                      72642
Pfizer                         COM              717081103     6943   381713 SH       Sole                                     381713
Philip Morris Intl Inc Com     COM              718172109     6782   140732 SH       Sole                                     140732
Proctor & Gamble               COM              742718109     6840   112811 SH       Sole                                     112811
Progress Energy Inc            COM              743263105      235     5724 SH       Sole                                       5724
Proshares Tr Ultra QQQ Pshs    COM              74347R206      999    16792 SH       Sole                                      16792
Proshares Tr Ultra S&P 500     COM              74347R107      939    24565 SH       Sole                                      24565
Provident Energy Tr Unit       COM              74386K104      877   130495 SH       Sole                                     130495
Sanofi-Aventis Sponsored ADR   COM              80105N105     6093   155155 SH       Sole                                     155155
Southern Co Com                COM              842587107      208     6255 SH       Sole                                       6255
United States Natl Gas Unit    COM              912318102      224    22205 SH       Sole                                      22205
Vanguard Intl Eqty Idx Emr Mkt COM              922042858    15938   388737 SH       Sole                                     388737
Vanguard Sector Index Fds Vang COM              92204A207     3063    46632 SH       Sole                                      46632
Vanguard Telecom Services ETF  COM              92204A884      210     3710 SH       Sole                                       3710
Vanguard World Fds Utilities E COM              92204A876      281     4305 SH       Sole                                       4305
Verizon Communications Com     COM              92343V104      715    21567 SH       Sole                                      21567
Wal-Mart Stores Inc            COM              931142103     1453    27188 SH       Sole                                      27188
Walgreens, Inc.                COM              931422109     1575    42903 SH       Sole                                      42903
iShares Tr Msci Emerg Mkt      COM              464287234      981    23640 SH       Sole                                      23640
iShares Tr Msci Val Idx        COM              464288877      864    17166 SH       Sole                                      17166
iShares Tr S&P Gbl Energy      COM              464287341    13065   366166 SH       Sole                                     366166
iShares Tr S&P Smlcp Value     COM              464287879    12456   213356 SH       Sole                                     213356